Initial Public Offering	12 Months Ended
Dec. 31, 2022
Initial Public Offering
Initial Public Offering

Note 3— Initial Public Offering

On September 17, 2021, the Company sold 10,500,000 Units at $10.00 per Unit, generating gross proceeds of $105.0 million, and incurring offering costs of $4,613,955, consisting of $1,050,000 of underwriting fees, $3,150,000 of deferred underwriting fees and $413,955 of other offering costs. Each Unit consists of one share of the Company’s Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7 – Stockholders’ Equity).